Total

The Cboe Vest Family of Funds

Cboe Vest S&P 500® Buffer Strategy Fund

Cboe Vest S&P 500® Enhanced Growth Strategy Fund

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund

Cboe Vest S&P 500® Enhance and Buffer Fund

(collectively, the “Funds”)

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

Supplement dated August 24, 2018

to the Prospectuses for Class Y Shares

dated February 28, 2018

(as supplemented from time to time)

* * * * * * * *

Effective immediately, the minimum required initial investment into Class Y Shares of the Funds has been reduced from $30,000,000 to $10,000,000 and the disclosure under “Fund Summary - Purchase and Sale of Fund Shares” in each of the Funds’ Prospectuses is hereby updated to reflect this new minimum initial investment amount.

Also effective immediately, the circumstances under which the minimum initial investment amount may be waived and how the requirement to meet the initial investment minimum is applied have been changed. Accordingly, the disclosure under “How to Buy Shares – Minimum Investments” is hereby replaced with:

            “Minimum Investments. The minimum initial investment for Investor Class Shares is $1,000 and $100,000 for Institutional Class Shares. The minimum initial investment for Class Y Shares is $10,000,000, except there is no minimum initial investment for participants of employee benefit plans established under Section 401(a) (including a 401(k) plan), 403(b) or 457(b) of the Code, if the shares are held in an omnibus account on the Fund’s records and an unaffiliated third party provides administrative and/or other support services to the plan. Subsequent investments must be in amounts of $100 or more for Investor Class Shares and Institutional Class Shares. There is no minimum subsequent investment amount for Class Y Shares. The Adviser may waive the minimum initial investment requirement in its sole discretion, for instances including but not limited to, purchases made by directors, officers and employees of the Trust, the Adviser or any of their respective affiliates, purchases by entities affiliated with the Adviser or the Trust, and certain related advisory accounts and retirement accounts (such as IRAs). The Trust may also change or waive policies concerning minimum investment amounts at any time. The Trust retains the right to refuse to accept any order.

Financial advisers with clients holding accounts in Classes of the Fund with lower initial investment minimums may aggregate the value of those individual client accounts in order for each of those accounts to qualify for a Class with a higher investment minimum. Please contact the Adviser if you believe you qualify under these criteria.

Plan sponsors, plan fiduciaries and other financial intermediaries may choose to impose qualification requirements for plans that differ from the Fund’s share class eligibility standards. In certain cases, this could result in the selection of a share class with higher service and distribution-related fees than those of another class available under the Fund’s share class eligibility criteria. The Fund is not responsible for, and has no control over, the decision of any plan sponsor, plan fiduciary or financial intermediary to impose such differing requirements. Please consult with your plan sponsor, plan fiduciary or financial intermediary for more information about available share classes as not all share classes may be made available.”

In addition, effective August 16, 2018, the expense limit for the Class Y Shares of the Cboe Vest S&P 500® Buffer Strategy Fund and the Cboe Vest S&P 500® Enhanced Growth Strategy Fund was reduced from 0.75% to 0.70%. Accordingly, the disclosure under “Fund Summary – Fees and Expenses of the Fund” in the Prospectus of the Cboe Vest S&P 500® Buffer Strategy Fund is hereby replaced with: